Note 9 - Goodwill and Intangible Assets (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Goodwill, Ending Balance	€ 2,412	€ 2,412
Number of Reporting Units	2
Goodwill, Impairment Loss	€ 0
Amortization of Intangible Assets, Total	113	110	€ 74
Urology Devices and Services (UDS) [Member]
Goodwill, Ending Balance	1,767	1,767
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill, Ending Balance	€ 645	€ 645